Impairment losses and goodwill - Goodwill - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	€ 23,113	€ 24,192	€ 27,596
Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	33,140	33,626	33,273	€ 33,579
Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(10,028)	(9,435)	(5,678)	€ (5,935)
France (excluding Enterprise), operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	13,176	14,364	14,364
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	13,189
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(13)
Europe (excluding France), operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	4,586	6,079	9,512
Europe (excluding France), operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	12,962
Europe (excluding France), operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(8,377)
Spain, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,734	3,170	6,872
Spain, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	6,550
Spain, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(3,816)
Poland, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	135	135	136
Poland, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,605
Poland, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(2,470)
Slovakia | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	806	806	806
Slovakia | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	806
Romania | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	447	1,504	1,236
Romania | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,806
Romania | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(1,359)
Belgium [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	336	336	336
Belgium [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,049
Belgium [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(713)
Moldova [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	78	80	76
Moldova [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	78
Luxembourg [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	50	50	50
Luxembourg [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	68
Luxembourg [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(19)
Africa and Middle-East, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,420	1,465	1,443
Africa and Middle-East, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,379
Africa and Middle-East, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(958)
Burkina Faso [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	428	428	428
Burkina Faso [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	428
Cote d'Ivoire [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	375	375	375
Cote d'Ivoire [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	417
Cote d'Ivoire [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(42)
Morocco [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	249	265	253
Morocco [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	249
Jordan [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	118	111	103
Jordan [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	293
Jordan [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(175)
Sierra Leone [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	73	114	118
Sierra Leone [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	73
Cameroon [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	44	44	44
Cameroon [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	134
Cameroon [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(90)
Other African and Middle-East countries [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	133	128	122
Other African and Middle-East countries [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	784
Other African and Middle-East countries [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(651)
Enterprise, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,289	2,237	2,225
Enterprise, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	2,941
Enterprise, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	(651)
Totem
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,624
Totem | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,624
Totem | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	1,624
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	18	18	18
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	18
Mobile Financial Services, operating segment [member] | Operating segments [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill		€ 28	€ 35
Mobile Financial Services, operating segment [member] | Operating segments [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	28
Mobile Financial Services, operating segment [member] | Operating segments [member] | Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill	€ (28)